Contents of Significant Accounts - Analysis of Net Cash Outflow Arising from Deconsolidation of the Subsidiary (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Jun. 01, 2015 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Net Cash Outflow Arising From Deconsolidation Of Subsidiary [Line Items]
Net cash outflow from deconsolidation		$ 0	$ 0	$ 0	$ (834,955)
Disposal groups classified as held for sale [Member] | Topcell Solar International Co., Ltd. [Member]
Net Cash Outflow Arising From Deconsolidation Of Subsidiary [Line Items]
Cash received	$ 0
Net cash of subsidiary derecognized	(834,955)
Net cash outflow from deconsolidation	$ (834,955)